Other Payables (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Disclosure Of Other Payable [Abstract]
Accrued expenses	$ 626	$ 459	$ 513
Employee benefits	1,081	1,122	532
Provision	200	217	217
Subsidiary government grant advances	252	218	311
Others	15	223	0
Other Payables	$ 2,174	$ 2,239	$ 1,573